Offerings - Offering: 1	Jun. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	2,128,907
Proposed Maximum Offering Price per Unit	55.21
Maximum Aggregate Offering Price	$ 117,536,955.47
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,994.91
Offering Note	(1) Represents 2,000,000 shares of common stock of H.B. Fuller Company that may be offered or sold pursuant to the Third Amended and Restated H.B. Fuller Company 2020 Master Incentive Plan. Also includes 128,907 shares of common stock subject to outstanding awards that have been forfeited or cancelled from the H.B. Fuller Company 2018 Master Incentive Plan or the H.B. Fuller Company 2020 Master Incentive Plan. These shares are available for reissuance under the Third Amended and Restated H.B. Fuller Company 2020 Master Incentive Plan. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act. The proposed maximum aggregate offering price is based upon the average of the high and low prices of common stock of H.B. Fuller Company traded on the New York Stock Exchange as reported in the consolidated reporting system on June 23, 2025.